OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
Supplement dated June 26, 2013 to the
Prospectus and Statement of Additional Information, both dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer International Small Company Fund (the "Fund"), both dated December 28, 2012.

Effective July 1, 2013:

(Oppenheimer International Small Company Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.99%	0.50%	none	none
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.06%
Total Annual Fund Operating Expenses	1.26%	2.02%	2.01%	1.52%	1.02%	0.83%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	707	940	1,299	1,990
Class C	306	637	1,094	2,361
Class N	256	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	207	640	1,099	1,990
Class C	206	637	1,094	2,361
Class N	156	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

[1]	Expenses have been restated to reflect current fees.

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
Supplement dated June 26, 2013 to the
Prospectus and Statement of Additional Information, both dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer International Small Company Fund (the "Fund"), both dated December 28, 2012.

Effective July 1, 2013:

(Oppenheimer International Small Company Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.99%	0.50%	none	none
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.06%
Total Annual Fund Operating Expenses	1.26%	2.02%	2.01%	1.52%	1.02%	0.83%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	707	940	1,299	1,990
Class C	306	637	1,094	2,361
Class N	256	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	207	640	1,099	1,990
Class C	206	637	1,094	2,361
Class N	156	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

[1]	Expenses have been restated to reflect current fees.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
Jun. 26, 2013
Class A
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.26%
Class B
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	2.02%
Class C
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	2.01%
Class N
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.52%
Class Y
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.02%
Class I
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL SMALL CO FUND
Central Index Key	dei_EntityCentralIndexKey	0001041102
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 26, 2013
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	oppenheimer_SupplementTextBlock
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
Supplement dated June 26, 2013 to the
Prospectus and Statement of Additional Information, both dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer International Small Company Fund (the "Fund"), both dated December 28, 2012.

Effective July 1, 2013:

(Oppenheimer International Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Fund Operating Expenses Supplement [Text Block]	oppenheimer_SupplementTextBlock01	The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example Supplement [Text Block]	oppenheimer_SupplementTextBlock02	The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
(Oppenheimer International Small Company Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	697
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	954
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
(Oppenheimer International Small Company Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,990
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,990
(Oppenheimer International Small Company Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,361
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,361
(Oppenheimer International Small Company Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,826
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	484
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,826
(Oppenheimer International Small Company Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	326
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	566
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,254
(Oppenheimer International Small Company Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,030
[1]	Expenses have been restated to reflect current fees.